UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09102

Name of Fund:  iShares, Inc.

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 03/31/2026

Date of reporting period: 03/31/2026

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.

iShares U.S. Power Infrastructure ETF

POWR |NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares U.S. Power Infrastructure ETF (the “Fund”) (formerly known as iShares MSCI Global Energy Producers ETF) for the period of September 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Power Infrastructure ETF	$24Footnote Reference(a)	0.40%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund announced on August 25, 2025 to change its fiscal year end from August 31 to March 31. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

How did the Fund perform during the period?

  For the year ended March 31, 2026, the Fund returned 13.10%.

  For the same period, the S&P Total Market Index returned 18.14% and the S&P U.S. Power Infrastructure Select Index (Spliced) returned 13.19%.

What contributed to performance?

During the year, the energy sector was the leading contributor to the Fund’s return. Oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears including potential disruptions to shipments through the Strait of Hormuz. Oil and gas refining and marketing and transportation firms were supported by global fuel prices and refining margins. In the coal and consumable fuels subsector, a uranium producer gained as rising power demand and renewed interest in nuclear energy supported uranium market fundamentals. The industrials sector benefited as rising electricity demand from data centers supported demand for gas turbines, grid equipment orders, liquid cooling systems, and utility infrastructure upgrades.

What detracted from performance?

During the year, a solar technology company detracted from the Fund’s return amid political and tariff uncertainty, and declining backlog and orders.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	S&P U.S. Power Infrastructure Select Index (Spliced)	MSCI All Country World Index (Net)
Mar 16	$10,000	$10,000	$10,000	$10,000
Apr 16	$10,902	$10,062	$10,905	$10,148
May 16	$10,603	$10,242	$10,609	$10,161
Jun 16	$11,034	$10,262	$11,053	$10,099
Jul 16	$10,795	$10,670	$10,819	$10,534
Aug 16	$10,911	$10,699	$10,934	$10,570
Sep 16	$11,185	$10,718	$11,204	$10,634
Oct 16	$11,046	$10,483	$11,066	$10,454
Nov 16	$11,634	$10,949	$11,658	$10,533
Dec 16	$12,113	$11,162	$12,130	$10,761
Jan 17	$11,705	$11,379	$11,723	$11,055
Feb 17	$11,475	$11,799	$11,482	$11,365
Mar 17	$11,516	$11,808	$11,522	$11,504
Apr 17	$11,303	$11,931	$11,300	$11,683
May 17	$11,179	$12,053	$11,170	$11,941
Jun 17	$10,978	$12,164	$10,959	$11,995
Jul 17	$11,428	$12,393	$11,405	$12,331
Aug 17	$11,158	$12,416	$11,138	$12,378
Sep 17	$12,167	$12,719	$12,138	$12,618
Oct 17	$12,432	$12,995	$12,403	$12,879
Nov 17	$12,630	$13,389	$12,592	$13,129
Dec 17	$13,193	$13,524	$13,144	$13,340
Jan 18	$13,700	$14,242	$13,647	$14,093
Feb 18	$12,581	$13,714	$12,517	$13,501
Mar 18	$12,746	$13,442	$12,684	$13,202
Apr 18	$13,926	$13,490	$13,847	$13,338
May 18	$14,128	$13,871	$14,059	$13,355
Jun 18	$14,261	$13,963	$14,174	$13,282
Jul 18	$14,533	$14,430	$14,437	$13,683
Aug 18	$14,112	$14,932	$14,015	$13,791
Sep 18	$14,738	$14,955	$14,638	$13,850
Oct 18	$13,295	$13,848	$13,207	$12,813
Nov 18	$12,794	$14,125	$12,700	$13,000
Dec 18	$11,656	$12,808	$11,559	$12,084
Jan 19	$12,720	$13,911	$12,624	$13,039
Feb 19	$13,022	$14,399	$12,918	$13,388
Mar 19	$13,205	$14,606	$13,096	$13,556
Apr 19	$13,261	$15,188	$13,157	$14,013
May 19	$12,154	$14,208	$12,047	$13,182
Jun 19	$12,906	$15,203	$12,797	$14,045
Jul 19	$12,459	$15,426	$12,356	$14,087
Aug 19	$11,493	$15,115	$11,385	$13,752
Sep 19	$12,069	$15,376	$11,960	$14,042
Oct 19	$11,979	$15,702	$11,870	$14,426
Nov 19	$12,011	$16,297	$11,891	$14,778
Dec 19	$12,680	$16,766	$12,556	$15,298
Jan 20	$11,402	$16,745	$11,295	$15,130
Feb 20	$9,723	$15,374	$9,620	$13,908
Mar 20	$6,966	$13,251	$6,893	$12,030
Apr 20	$8,105	$15,008	$8,031	$13,319
May 20	$8,172	$15,814	$8,080	$13,898
Jun 20	$8,244	$16,179	$8,149	$14,342
Jul 20	$8,054	$17,093	$7,965	$15,100
Aug 20	$8,169	$18,321	$8,070	$16,025
Sep 20	$7,118	$17,647	$7,032	$15,508
Oct 20	$6,690	$17,271	$6,610	$15,131
Nov 20	$8,570	$19,382	$8,449	$16,996
Dec 20	$8,995	$20,251	$8,876	$17,785
Jan 21	$9,203	$20,186	$9,076	$17,704
Feb 21	$10,630	$20,832	$10,482	$18,115
Mar 21	$10,831	$21,557	$10,673	$18,598
Apr 21	$10,824	$22,664	$10,669	$19,411
May 21	$11,434	$22,767	$11,258	$19,704
Jun 21	$11,931	$23,344	$11,747	$19,973
Jul 21	$11,101	$23,746	$10,933	$20,111
Aug 21	$11,144	$24,425	$10,977	$20,614
Sep 21	$12,359	$23,316	$12,203	$19,763
Oct 21	$13,223	$24,882	$13,038	$20,771
Nov 21	$12,373	$24,516	$12,170	$20,271
Dec 21	$12,880	$25,447	$12,678	$21,082
Jan 22	$14,668	$23,919	$14,385	$20,047
Feb 22	$15,081	$23,318	$14,959	$19,529
Mar 22	$16,208	$24,073	$16,003	$19,952
Apr 22	$16,100	$21,902	$15,930	$18,355
May 22	$18,228	$21,858	$17,966	$18,377
Jun 22	$15,579	$20,020	$15,304	$16,828
Jul 22	$16,768	$21,898	$16,440	$18,002
Aug 22	$17,226	$21,071	$16,966	$17,340
Sep 22	$15,580	$19,107	$15,332	$15,680
Oct 22	$18,439	$20,666	$18,098	$16,626
Nov 22	$19,091	$21,757	$18,672	$17,916
Dec 22	$18,283	$20,478	$17,903	$17,211
Jan 23	$18,794	$21,906	$18,401	$18,445
Feb 23	$17,837	$21,398	$17,533	$17,916
Mar 23	$17,658	$21,961	$17,299	$18,468
Apr 23	$18,406	$22,182	$18,030	$18,733
May 23	$16,722	$22,278	$16,380	$18,533
Jun 23	$17,785	$23,804	$17,407	$19,609
Jul 23	$18,950	$24,662	$18,581	$20,327
Aug 23	$19,281	$24,178	$18,901	$19,759
Sep 23	$19,901	$23,021	$19,537	$18,941
Oct 23	$19,053	$22,401	$18,652	$18,372
Nov 23	$18,960	$24,503	$18,573	$20,068
Dec 23	$19,031	$25,814	$18,656	$21,032
Jan 24	$18,964	$26,099	$18,640	$21,155
Feb 24	$19,393	$27,518	$18,996	$22,063
Mar 24	$20,960	$28,407	$20,497	$22,756
Apr 24	$21,232	$27,155	$20,846	$22,005
May 24	$21,351	$28,444	$20,839	$22,898
Jun 24	$20,783	$29,327	$20,326	$23,408
Jul 24	$20,912	$29,866	$20,472	$23,786
Aug 24	$20,676	$30,506	$20,218	$24,390
Sep 24	$19,906	$31,134	$19,494	$24,956
Oct 24	$19,688	$30,912	$19,101	$24,397
Nov 24	$20,234	$32,971	$19,629	$25,309
Dec 24	$18,856	$31,977	$18,268	$24,710
Jan 25	$19,200	$32,957	$18,698	$25,540
Feb 25	$19,493	$32,335	$18,877	$25,386
Mar 25	$20,505	$30,420	$19,886	$24,383
Apr 25	$18,218	$30,211	$17,722	$24,610
May 25	$18,764	$32,146	$18,186	$26,025
Jun 25	$19,854	$33,793	$19,251	$27,193
Jul 25	$20,340	$34,564	$19,739	$27,562
Aug 25	$21,128	$35,349	$20,460	$28,243
Sep 25	$21,033	$36,570	$20,375	$29,266
Oct 25	$21,321	$37,374	$20,678	$29,921
Nov 25	$21,795	$37,433	$21,137	$29,917
Dec 25	$20,749	$37,431	$20,129	$30,230
Jan 26	$21,788	$38,014	$21,143	$31,125
Feb 26	$23,554	$37,805	$22,864	$31,526
Mar 26	$23,192	$35,939	$22,508	$29,262

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
13.10%	16.45%	8.78%
S&P Total Market Index...
18.14	10.76	13.65
S&P U.S. Power Infrastructure Select Index (Spliced)...
13.19	16.09	8.45
MSCI All Country World Index (Net)...
20.01	9.49	11.33

Key Fund statistics

Table Summary
Net Assets...
$143,953,598
Number of Portfolio Holdings...
71
Net Investment Advisory Fees...
$200,864
Portfolio Turnover Rate...
90%

The Fund's total return is 9.77% for the period from September 1, 2025 to March 31, 2026.

The S&P U.S. Power Infrastructure Select Index (Spliced) reflects the performance of the MSCI ACWI Select Energy Producers Investable Market Index (Net) through October 28, 2025, and the S&P U.S. Power Infrastructure Select Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

The Fund will no longer compare its performance to the MSCI All Country World Index (Net) effective approximately one year from October 29, 2025.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of March 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Electric Utilities...
35.3%
Electrical Equipment...
23.9
Oil, Gas & Consumable Fuels...
13.6
Multi-Utilities...
11.1
Construction & Engineering...
7.4
Semiconductors & Semiconductor Equipment...
3.9
Independent Power and Renewable Electricity Producers...
3.1
Metals & Mining...
1.0
Electronic Equipment, Instruments & Components...
0.6
Building Products...
0.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
GE Vernova, Inc...
6.2%
NextEra Energy, Inc...
6.1
Eaton Corp. PLC...
6.0
Quanta Services, Inc...
5.8
EQT Corp...
5.3
Southern Co. (The)...
4.0
Duke Energy Corp...
3.9
Expand Energy Corp...
3.5
Hubbell, Inc., Class B...
3.5
Constellation Energy Corp...
3.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc., S&P Dow Jones Indices LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Power Infrastructure ETF

Annual Shareholder Report — March 31, 2026

POWR-03/26-AR

(b)     Not Applicable
Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.
Item 4 – Principal Accountant Fees and Services
The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the one series of the registrant for which the fiscal year-end is March 31, 2026 (the “Fund”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Fund’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $16,200 for the fiscal year ended March 31, 2025 and $16,200 for the fiscal year ended March 31, 2026.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2025 and March 31, 2026 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Fund were $9,700 for the fiscal year ended March 31, 2025 and $9,700 for the fiscal year ended March 31, 2026. These services related to the review of the Fund’s tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended March 31, 2025 and March 31, 2026 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.
(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Fund, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $9,700 for the fiscal year ended March 31, 2025 and $9,700 for the fiscal year ended March 31, 2026.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i)    Not Applicable
               (j)    Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
John E. Martinez

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
March 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares, Inc.
iShares U.S. Power Infrastructure ETF | POWR | NYSE Arca

Table of Contents
Page

Important Tax Information
(unaudited)
................................................................................................. 19
Additional Information ................................................................................................... 20
Glossary of Terms Used in these Financial Statements ................................................................................ 21

iShares
®
U.S. Power Infrastructure ETF
Schedule of Investments
March 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Building Products  —  0 .1%
Insteel Industries, Inc. ..................... 3,773 $ 126,811
a
Construction & Engineering  —  7 .4%
MYR Group, Inc.
(a)
....................... 2,996 845,831
Quanta Services, Inc. ..................... 15,120 8,301,182
Valmont Industries, Inc. .................... 3,800 1,518,366
10,665,379
a
Electric Utilities  —  35 .3%
Alliant Energy Corp. ...................... 13,978 1,003,061
American Electric Power Co., Inc. ............. 29,379 3,850,999
Constellation Energy Corp. ................. 16,927 4,726,865
Duke Energy Corp. ...................... 42,242 5,531,167
Edison International ...................... 20,903 1,529,682
Entergy Corp. .......................... 24,571 2,760,798
Evergy, Inc. ............................ 12,506 1,024,491
Eversource Energy ...................... 20,399 1,413,243
Exelon Corp. ........................... 55,563 2,723,698
FirstEnergy Corp. ....................... 28,250 1,431,145
IDACORP, Inc. ......................... 2,945 421,047
MGE Energy, Inc. ........................ 1,997 154,348
NextEra Energy, Inc. ..................... 93,649 8,698,119
NRG Energy, Inc. ........................ 11,536 1,685,871
OGE Energy Corp. ....................... 11,179 536,145
PG&E Corp. ........................... 119,395 2,097,770
Pinnacle West Capital Corp. ................ 6,507 655,580
Portland General Electric Co. ................ 6,115 322,689
PPL Corp. ............................ 40,215 1,536,213
Southern Co. (The) ...................... 59,811 5,772,958
TXNM Energy, Inc. ....................... 5,337 312,001
Xcel Energy, Inc. ........................ 32,132 2,552,566
50,740,456
a
Electrical Equipment  —  23 .8%
Eaton Corp. PLC ........................ 24,126 8,629,146
EnerSys .............................. 7,107 1,234,628
GE Vernova, Inc. ........................ 10,127 8,839,858
Generac Holdings, Inc.
(a)
................... 11,317 2,210,550
Hubbell, Inc. , Class B ..................... 10,253 5,031,557
Nextpower, Inc. , Class A
(a)
.................. 28,637 3,452,190
nVent Electric PLC ....................... 31,121 3,680,992
Powell Industries, Inc.
(b)
................... 1,827 988,553
Sunrun, Inc.
(a)
.......................... 12,692 172,104
34,239,578
a
Electronic Equipment, Instruments & Components  —  0 .6%
Itron, Inc.
(a)
............................ 8,841 792,419
a
Independent Power and Renewable Electricity Producers  —  3 .1%
AES Corp. (The) ........................ 30,685 432,352
Clearway Energy, Inc. , Class A ............... 1,948 76,303
Clearway Energy, Inc. , Class C .............. 4,687 184,152
Ormat Technologies, Inc. ................... 3,320 371,575
Talen Energy Corp.
(a)
..................... 2,483 792,648
Vistra Corp. ........................... 17,310 2,602,212
4,459,242
a
Metals & Mining  —  1 .0%
Alpha Metallurgical Resources, Inc.
(a)
.......... 2,083 427,577
SunCoke Energy, Inc. ..................... 16,529 107,604
Security Shares Value
a
Metals & Mining (continued)
Warrior Met Coal, Inc. ..................... 10,146 $ 945,100
1,480,281
a
Multi-Utilities  —  11 .0%
Ameren Corp. .......................... 15,014 1,650,339
Avista Corp. ........................... 4,441 178,262
CenterPoint Energy, Inc. ................... 35,487 1,531,619
CMS Energy Corp. ....................... 16,648 1,291,552
Consolidated Edison, Inc. .................. 19,606 2,219,007
Dominion Energy, Inc. ..................... 46,384 2,867,459
DTE Energy Co. ........................ 11,281 1,649,508
Northwestern Energy Group, Inc. ............. 3,341 220,305
Public Service Enterprise Group, Inc. .......... 27,114 2,194,878
Unitil Corp. ............................ 996 52,031
WEC Energy Group, Inc. ................... 17,679 2,046,698
15,901,658
a
Oil, Gas & Consumable Fuels  —  13 .6%
Antero Resources Corp.
(a)
.................. 56,530 2,399,133
CNX Resources Corp.
(a) (b)
.................. 27,468 1,058,891
Comstock Resources, Inc.
(a)
................. 15,308 322,693
Core Natural Resources, Inc. ................ 9,882 1,034,942
EQT Corp. ............................ 120,365 7,660,028
Expand Energy Corp. ..................... 45,936 5,042,854
Range Resources Corp. ................... 45,698 2,064,636
Rosneft Oil Co. PJSC
(a) (c)
................... 47,821 6
Sugih Energy Tbk PT
(a) (c)
................... 206,700 —
19,583,183
a
Semiconductors & Semiconductor Equipment  —  3 .9%
Enphase Energy, Inc.
(a) (b)
................... 25,256 954,930
First Solar, Inc.
(a)
........................ 20,696 4,082,493
SolarEdge Technologies, Inc.
(a)
............... 11,547 589,474
5,626,897
a
Total Long-Term Investments — 99.8%
(Cost: $ 136,181,125 ) .............................. 143,615,904
a
Short-Term Securities
Money Market Funds  —  2 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(d) (e) (f)
..................... 2,720,492 2,721,037
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
........................... 314,434 314,434
a
Total Short-Term Securities — 2.1%
(Cost: $ 3,035,471 ) ................................ 3,035,471
Total Investments — 101.9%
(Cost: $ 139,216,596 ) .............................. 146,651,375
Liabilities in Excess of Other Assets — ( 1 .9 ) % ............. (2,697,777)
Net Assets — 100.0% ............................... $ 143,953,598
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2026
iShares
®
U.S. Power Infrastructure ETF

2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
  Shares Held
at 03/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 714,437 $ 2,006,685
(a)
$ — $ (77) $ (8) $ 2,721,037 2,720,492 $ 2,031
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 60,000 254,434
(a)
— — — 314,434 314,434 5,952 —
$ — $ (77) $ (8)
$ 3,035,471
$ 7,983 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index ......................................................... 3 06/18/26 $ 280 $ (1,052)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 1,052 $ — $ — $ — $ 1,052
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 20,764 $ — $ — $ — $ 20,764
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (21,091) $ — $ — $ — $ (21,091)

iShares
®
U.S. Power Infrastructure ETF
Schedule of Investments
(continued)
March 31, 2026

Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 213,967
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 143,615,898 $ — $ 6 $ 143,615,904
Short-Term Securities
Money Market Funds ...................................... 3,035,471 — — 3,035,471
$ 146,651,369 $ — $ 6 $ 146,651,375
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (1,052) $ — $ — $ (1,052)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Annual Financial Statements and Additional Information
Statement of Assets and Liabilities
March 31, 2026
See notes to financial statements.
iShares
U.S. Power
Infrastructure ETF
ASSETS
Investments, at value — unaffiliated
(a)(b)
.................................................................................... $ 143,615,904
Investments, at value — affiliated
(c)
....................................................................................... 3,035,471
Cash pledged:
Futures contracts ................................................................................................. 26,000
Foreign currency, at value
(d)
............................................................................................ 53,021
Receivables:
Securities lending income — affiliated ................................................................................... 94
Dividends — unaffiliated ............................................................................................ 96,325
Dividends — affiliated .............................................................................................. 600
From affiliate .................................................................................................... 33,705
Tax reclaims .................................................................................................... 19,552
Total assets ......................................................................................................
146,880,672
LIABILITIES
Collateral on securities loaned .......................................................................................... 2,721,043
Payables:
Investments purchased ............................................................................................. 154,307
Investment advisory fees ............................................................................................ 42,153
Professional fees ................................................................................................. 6,357
Variation margin on futures contracts .................................................................................... 3,214
Total liabilities .....................................................................................................
2,927,074
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 143,953,598
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 136,749,599
Accumulated earnings ............................................................................................... 7,203,999
NET ASSETS .....................................................................................................
$ 143,953,598
NET ASSET VALUE
Shares outstanding ................................................................................................. 5,500,000
Net asset value .................................................................................................... $ 26.17
Shares authorized .................................................................................................. 500 million
Par value ........................................................................................................ $                    0.001
(a)
Securities loaned, at value .......................................................................................... $ 2,745,580
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 136,181,125
(c)
Investments, at cost — affiliated ....................................................................................... $ 3,035,471
(d)
  Foreign currency, at cost ............................................................................................ $ 53,022

Statements of Operations
Statements of Operations
Year Ended March 31, 2026
See notes to financial statements.
iShares
U.S. Power Infrastructure ETF
Period From
09/01/25 to
03/31/26
(a)
Year Ended
08/31/25
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 1,058,297  $ 3,713,939
Dividends — affiliated .............................................................................. 5,952  8,577
Interest — unaffiliated .............................................................................. 361  1,206
Securities lending income — affiliated — net ............................................................... 2,031  6,495
Foreign taxes withheld ............................................................................. (20,175) (160,249)
Foreign withholding tax claims ........................................................................ 52,584  47,888
IRS compliance fee for foreign withholding tax claims ......................................................... —  (3,154)
Total investment income ..............................................................................
1,099,050  3,614,702
EXPENSES
Investment advisory ............................................................................... 200,864  332,898
Professional .................................................................................... 6,387  31,236
Commitment costs ................................................................................ 133  500
Interest expense ................................................................................. 53  178
Total expenses .................................................................................... 207,437  364,812
Net investment income ...............................................................................
891,613  3,249,890
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(b)
........................................................................ 14,956,853  (2,164,768)
Investments — affiliated ........................................................................... (77) 97
Foreign currency transactions ....................................................................... (14,674) 14,402
Futures contracts ............................................................................... 20,764  (74,116)
In-kind redemptions — unaffiliated
(c)
................................................................... 401,674  5,821,005
Payments by affiliate ............................................................................. 33,705  —
15,398,245  3,596,620
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(d)
........................................................................ (7,754,774) (5,962,353)
Investments — affiliated ........................................................................... (8) (273)
Foreign currency translations ....................................................................... (1,143) 2,804
Futures contracts ............................................................................... (21,091) 18,977
(7,777,016) (5,940,845)
Net realized and unrealized gain (loss) ....................................................................
7,621,229  (2,344,225)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 8,512,842  $ 905,665
(a)
  The Fund's fiscal year-end changed from August 31 to March 31.
(b)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........................................... $ (316,138) $ (8,838)
(c)
See Note 2 of the Notes to Financial Statements.
(d)
Net of reduction in (increase in) deferred foreign capital gain tax of ................................................ $ 277,672  $ (39,266)

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
U.S. Power Infrastructure ETF
Period From
09/01/25 to
03/31/26
(a)
Year Ended
08/31/25
Year Ended
08/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................... $ 891,613  $ 3,249,890  $ 3,922,535
Net realized gain ............................................................... 15,398,245  3,596,620  11,347,883
Net change in unrealized appreciation (depreciation) ....................................... (7,777,016) (5,940,845) (8,916,223)
Net increase in net assets resulting from operations ..........................................
8,512,842  905,665  6,354,195
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ................................
(4,498,955) (3,561,593) (4,418,592)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................
59,025,407  (18,402,699) (17,803,865)
NET ASSETS
Total increase (decrease) in net assets .................................................. 63,039,294  (21,058,627) (15,868,262)
Beginning of period ...............................................................
80,914,304  101,972,931  117,841,193
End of period ...................................................................
$ 143,953,598  $ 80,914,304  $ 101,972,931
(a)
The Fund's fiscal year-end changed from August 31 to March 31.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Power Infrastructure ETF
Period From
09/01/25 to
03/31/26
(a)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period ..
$ 25.29  $ 25.82  $ 25.07  $ 23.53  $ 15.86  $ 12.04
Net investment income
(b)
.......... 0.25
(c)
0.92
(c)
0.92
(c)
1.07
(c)
1.01  0.58
Net realized and unrealized gain (loss)
(d)
2.06  (0.44) 0.84  1.65  7.51  3.76
Net increase from investment operations .
2.31  0.48  1.76  2.72  8.52  4.34
Distributions
(e)
– – – – – –
From net investment income ....... (0.36) (1.01) (1.01) (1.18) (0.85) (0.52)
From net realized gains ........... (1.07) —  —  —  —  —
Total distributions ................
(1.43) (1.01) (1.01) (1.18) (0.85) (0.52)
Net asset value, end of period .......
$ 26.17  $ 25.29  $ 25.82  $ 25.07  $ 23.53  $ 15.86
Total Return
(f)
– – – – – –
Based on net asset value ...........
9.77%
(c)(g)(h)
2.19%
(c)
7.23%
(c)
11.94%
(c)
54.58% 36.41%
Ratios to Average Net Assets
(i)
– – – – – –
Total expenses ..................
0.40%
(j)
0.43% 0.40% 0.39% 0.39% 0.39%
Total expenses excluding professional fees
for foreign withholding tax claims .....
0.39%
(j)
0.42% 0.39% 0.39 % N/A  N/A
Net investment income .............
1.73%
(c)(j)
3.81%
(c)
3.62%
(c)
4.47%
(c)
4.85% 4.01%
Supplemental Data
Net assets, end of period (000) .......
$ 143,954  $ 80,914  $ 101,973  $ 117,841  $ 122,360  $ 80,086
Portfolio turnover rate
(k)
.............
90% 6% 8% 8% 12% 8%
(a)
The Fund's fiscal year-end changed from August 31 to March 31.
(b)
Based on average shares outstanding.
(c)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the period ended March 31, 2026 and the years ended August 31, 2025, August 31, 2024 and August 31, 2023, respectively:
• Net investment income per share by $0.01, $0.00, $0.02 and $0.01.
• Total return by 0.03%, 0.02%, 0.10% and 0.03%.
• Ratio of net investment income to average net assets by 0.09%, 0.02%, 0.08% and 0.02%.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Includes payment from an affiliate, which impacted the Fund's total return. Excluding the payment from an affiliate, the Fund's total return would have been 9.75%.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
The Fund announced on August 25, 2025 that it will change the Fund's name from iShares MSCI Global Energy Producers ETF to iShares U.S. Power Infrastructure ETF,
the ticker from FILL to POWR, and the fiscal year end from August 31 to March 31. The Fund also announced a change of the underlying index from the MSCI ACWI Select
Energy Producers Investable Market Index to the S&P U.S. Power Infrastructure Select Index and related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of public companies involved in U.S. power infrastructure. These changes became effective on October 29, 2025 while the fiscal year end change was effective as of September 1, 2025.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
iShares ETF
Diversification
Classification
U.S. Power Infrastructure
(a)(b)
.................................................................................................... Non-diversified
(a)
The Fund’s fiscal year-end changed from August 31 to March 31 during the reporting period.
(b)
Formerly known as the iShares MSCI Global Energy Producers ETF.

Notes to Financial Statements
( continued)

Notes to Financial Statements
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of the Fund has
approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Power Infrastructure
Goldman Sachs & Co. LLC ......................................... $ 959,895 $ (959,895) $ — $ —
Morgan Stanley ................................................. 919,836 (871,521) — 48,315
UBS Securities LLC .............................................. 865,849 (833,576) — 32,273
$ 2,745,580 $ (2,664,992)
$ —
$ 80,588
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)

Notes to Financial Statements
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.39%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Prior to March 16, 2026, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2026, the Fund retained 82% of securities lending income (which excluded collateral investment fees) and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period September
1, 2025 through March 31, 2026 and the year ended August 31, 2025, the Fund paid BTC $729 and $1,755, respectively, for securities lending agent services.
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the period September 1, 2025 through March 31, 2026, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
During the period September 1, 2025 through March 31, 2026, iShares U.S. Power Infrastructure ETF received a reimbursement of $33,705 from an affiliate, which is included in payments by affiliate in the Statements of Operations, related to an operating error.
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the period September 1, 2025 through March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period September 1, 2025 through March 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the
Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
U.S. Power Infrastructure ..................................................................
$ 15,331,520 $ 2,304,698 $ (109,672)
iShares ETF Purchases Sales
U.S. Power Infrastructure .................................................................................. $ 83,325,704 $ 86,317,147
iShares ETF In-kind Purchases In-kind Sales
U.S. Power Infrastructure .................................................................................... $ 65,928,578 $ 7,442,516
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
U.S. Power Infrastructure .................................................................................... $ 392,577 $ (392,577)
iShares ETF
Year Ended
03/31/26
Year Ended
08/31/25
Year Ended
08/31/24
U.S. Power Infrastructure
Ordinary income ....................................................................... $ 1,246,880 $ 3,561,593 $ 4,418,592
Long-Term Capital Gains ................................................................ 3,252,075 — —
$ 4,498,955 $ 3,561,593 $ 4,418,592

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended March 31, 2026, the Fund utilized $11,287,899 of its capital loss carryforwards.
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal
Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the period September 1, 2025 through March 31, 2026, the Fund did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk
iShares ETF
Undistributed
Ordinary Income
Net Unrealized Gains
(Losses)
(a)
Qualified Late-Year
Capital Losses
(b)
Total
U.S. Power Infrastructure ................................................
$ 83,671 $ 7,354,799 $ (234,471) $ 7,203,999
(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains(losses) on certain futures contracts.
(b)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Power Infrastructure ........................................... $ 139,297,677  $ 10,999,419  $ (3,645,721) $ 7,353,698

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant,
Period From
09/01/25 to
03/31/26
(a)
Year Ended
08/31/25
Year Ended
08/31/24
iShares ETF Shares Amount Shares Amount Shares Amount
U.S. Power Infrastructure
Shares sold ......................... 2,600,000  $ 66,421,669  —  $ —  400,000  $ 10,638,628
Shares redeemed ..................... (300,000) (7,396,262) (750,000) (18,402,699) (1,150,000) (28,442,493)
2,300,000  $ 59,025,407  (750,000) $ (18,402,699) (750,000) $ (17,803,865)
(a)
The Fund's fiscal year-end changed from August 31 to March 31.

Notes to Financial Statements
( continued)

Notes to Financial Statements
the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
12. Foreign Withholding Tax Claims
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of March 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund's performance. If a
Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s
NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
During the period, the Fund filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal year 2024, and the related tax compliance fee, including interest, was paid to the IRS.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

2026
iShares Annual Financial Statements and Additional Information
To the Board of Directors of iShares, Inc. and Shareholders of iShares U.S. Power Infrastructure ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares U.S. Power Infrastructure ETF (one of the funds constituting iShares, Inc., referred to hereafter as the "Fund") as of March 31, 2026, the related statements of operations for the period from September 1, 2025 to March 31,
2026 and the year ended August 31, 2025 , the statements of changes in net assets for the period from September 1, 2025 to March 31, 2026 and for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for the period from September 1, 2025 to March 31, 2026 and each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations for the period from September 1, 2025 to March 31, 2026 and the year ended August
31, 2025, the changes in its net assets for the period from September 1, 2025 to March 31, 2026 and for each of the two years in the period ended August 31, 2025 and the financial highlights for the period from September 1, 2025 to March 31, 2026 and each of the five years in the period ended August 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more investment companies in BlackRock investment companies since 2000.

Important Tax Information
(unaudited)

Important Tax Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal period ended March 31, 2026:
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal period ended March 31, 2026:
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal period ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
U.S. Power Infrastructure ...................................................................................................... $ 1,025,735
iShares ETF
20% Rate Long-
Term Capital Gain
Dividends
U.S. Power Infrastructure ...................................................................................................... $ 3,252,075
iShares ETF
Dividends-Received
Deduction
U.S. Power Infrastructure ...................................................................................................... 100.00%

Additional Information

2026
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
PJSC Public Joint Stock Company

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares, Inc.

Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares, Inc.

Date: May 22, 2026

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares, Inc.

Date: May 22, 2026